Personnel expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Personnel expenses
21.	Personnel expenses
The Group recognized the following personnel expenses:

	Year ended December 31,
	2020	2019	2018
	(Euros in thousands)
Wages and salaries
Research and development expenses	15,277	11,635	10,485
General and administrative expenses	6,968	3,596	2,233

Total Wages and salaries	22,245	15,231	12,718
Other employee benefits
Research and development expenses	2,624	2,035	1,920
General and administrative expenses	1,015	728	607

Total other employee benefits	3,639	2,763	2,527
Share-based compensation expense
Research and development expenses	14,546	1,556	238
General and administrative expenses	10,973	460	100

Total share-based compensation expense	25,519	2,016	338

Total	51,403	20,010	15,583

Other employee benefit expenses include employee retirement fund contributions, health insurance, and statutory social expenses. Immatics US Inc. sponsors a defined contribution retirement plan for employees in the United States. During 2020, 2019 and 2018, total Group contributions to the defined contribution plan amounted to €0.2 million, €0.1 million and €0.1 million, respectively.
For the year ended December 31, 2020, 2019 and 2018, other employee benefits also include employee health insurance costs amounting to €0.4 million, €0.3 million and €0.4 million for Immatics US Inc., statutory social expenses amounting to €1.7 million, €1.3 million and €1.0 million for our German operations and other miscellaneous expenses amounting to €0.1 million, €0.07 million and €0.2 million, respectively.